Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees

The Cushing MLP Infrastructure Fund:
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Cushing MLP Infrastructure Fund (the Fund), including the schedule of investments, as of November 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then eneded, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Cushing investment companies since 2014.

Columbus, Ohio
January 25, 2019